Commitments (Details) ₽ in Thousands, ₪ in Thousands, $ in Thousands	11 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 RUB (₽)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments [Line Items]
Lease expenses					$ 119	$ 119	$ 115
Forecast [Member]
Commitments [Line Items]
Monthly fee	$ 3	₽ 222	$ 7	₪ 25